Note 7 - Long-term Debt - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Dec. 31, 2021 USD ($)
2022	$ 14,140,000
2023	20,990,000
2024	12,990,000
2025	3,590,000
2026	3,610,000
Thereafter	24,050,000
Total	$ 79,370,000